Note 1 - Basis of Presentation and General Information (Details Textual)									12 Months Ended			66 Months Ended
	Jan. 30, 2018 $ / shares shares	May 31, 2017 $ / shares shares	Dec. 05, 2016 $ / shares shares	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Mar. 27, 2012 $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2021 $ / shares shares
Common Stock, Par or Stated Value Per Share (in dollars per share)									$ 0.0001			$ 0.0001
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares												16,613,289
Common Stock, Shares, Outstanding, Ending Balance (in shares) | shares									123,985,104			123,985,104
Percentage Ownership									56.50%			56.50%
Number of Vessels									72	61		72
Carrying Capacity of Vessels at Period End (TEU)									543,645	435,612		543,645
Number of Dry-bulk Vessels									43			43
Dead Weight Tonnage of Vessels									2,320,750			2,320,750
Number of Dry-bulk Vessels Agreed to Purchase									45			45
LIBERIA
Number of Subsidiaries									140			140
MARSHALL ISLANDS
Number of Subsidiaries									12			12
CYPRUS
Number of Subsidiaries									1			1
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, Issued for Services (in shares) | shares									598,400	598,400	598,400
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)						$ 25.00
Preferred Stock, Shares Issued, Total (in shares) | shares						2,000,000
Preferred Stock, Dividend Rate, Percentage						7.625%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.0001
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)					$ 25.00
Preferred Stock, Shares Issued, Total (in shares) | shares					4,000,000
Preferred Stock, Dividend Rate, Percentage					8.50%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.0001
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)				$ 25.00
Preferred Stock, Shares Issued, Total (in shares) | shares				4,000,000
Preferred Stock, Dividend Rate, Percentage				8.75%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001
Series E Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)	$ 25.00
Preferred Stock, Shares Issued, Total (in shares) | shares	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.875%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		13,500,000	12,000,000				7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share (in dollars per share)								$ 0.0001
Sale of Stock, Price Per Share (in dollars per share)		$ 7.10	$ 6.00				$ 14.00	$ 14.10